LIABILITY FOR LOANS SOLD (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Changes in the liability for loans sold
Balance at beginning of period	$ 1,440,641	$ 1,353,095
Provisions charged to expense	680,941	350,263
Losses incurred to resolve demands	(491,936)	(262,717)
Balance at end of period	$ 1,629,646	1,440,641
Obligation To Repurchase Receivables Sold
Liability for loans sold
Borrower default period for repurchase mortgage loans sold	90 days
Notice period for breaches of contractual representations or warranties made at the time of sale of loans	90 days
Period within which borrower pays off the loan after origination	120 days
Principal balance of loans sold	$ 565,000,000	258,000,000
Principal balance of mortgage loan repurchase demands on loans previously sold
Received during period	10,004,000	12,953,000
Resolved during period	12,303,000	11,806,000
Unresolved at end of period	4,486,000	6,785,000
Changes in the liability for loans sold
Losses Charged to Liability for Loans Sold	491,936	262,717
Obligation To Repurchase Receivables Sold | Resolved By Providing Additional Documentation With No Further Action Required
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	9,473,000	9,877,000
Obligation To Repurchase Receivables Sold | Resolved By Repurchasing Loans Previously Sold To Investors
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	2,693,000	1,777,000
Changes in the liability for loans sold
Losses Charged to Liability for Loans Sold	178,659	28,273
Obligation To Repurchase Receivables Sold | Resolved By Payments To Reimburse Investors For Losses Incurred
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	137,000	152,000
Changes in the liability for loans sold
Losses Charged to Liability for Loans Sold	125,946	55,620
Obligation To Repurchase Receivables Sold | Payments Due Upon Early Payoff Of Loans Previously Sold
Changes in the liability for loans sold
Losses Charged to Liability for Loans Sold	$ 187,331	$ 178,824